Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2021
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Accounts receivable	$8,883,393	$5,864,040
Less: allowance for doubtful accounts	(13,646)	(93,032)
Accounts receivable, net	$8,869,747	$5,771,008

Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of March 31, 2021	Subsequent collection	% of subsequent collection
	(Unaudited)
Less than 3 months	$5,097,728	$4,887,155	95.9%
From 4 to 6 months	3,770,187	3,764,957	99.9%
From 7 to 9 months	1,836	-	0.0%
From 10 to 12 months	259	-	0.0%
Over 1 year	13,383	-	0.0%
Total gross accounts receivable	8,883,393	8,652,112	97.4%
Allowance for doubtful accounts	(13,646)	-
Accounts Receivable, net	$8,869,747	$8,652,112	97.4%

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts movement is as follows:

	March 31, 2021	September 30, 2020
	(Unaudited)
Beginning balance	$93,032	$73,386
Additions	15,951	15,569
Write-off uncollectible balance	(98,851)	-
Foreign currency translation adjustments	3,514	4,077
Ending balance	$13,646	$93,032